Financial risk management - Credit risk (Details) - CREDIT RISK EXPOSURE - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 201.8	$ 214.9
Cash and cash equivalents
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	185.5	200.8
Trade and other receivables
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 16.3	$ 14.1